Consolidated Statements of Changes in Stockholders' Equity (FY) - USD ($) $ in Thousands	Total	Transition Adjustment	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Accumulated Deficit Transition Adjustment
Beginning balance (in shares) at Dec. 31, 2017			31,834,072
Beginning balance at Dec. 31, 2017	$ 610,339		$ 320	$ 704,101		$ (94,082)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	7,533,834
Issuance of common stock	$ 124,335		$ 75	124,260
Common stock repurchases (in shares)			(809,023)
Common stock repurchases	(15,085)		$ (8)	(15,077)
Common stock issued through distribution reinvestment plan (in shares)			739,052
Common stock issued through distribution reinvestment plan	$ 14,023		$ 8	14,015
Share-based compensation (in shares)	5,775
Share-based compensation	$ 157			157
Offering costs	102			102
Net income	52,825					52,825
Distributions declared	(53,009)					(53,009)
Other comprehensive income	(459)				$ (459)
Ending balance (in shares) at Dec. 31, 2018			39,303,710
Ending balance at Dec. 31, 2018	$ 733,228		$ 395	827,558	(459)	(94,266)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	4,601,904
Issuance of common stock	$ 76,892		$ 46	76,846
Common stock repurchases (in shares)			(741,853)
Common stock repurchases	(13,813)		$ (7)	(13,806)
Common stock issued through distribution reinvestment plan (in shares)			746,654
Common stock issued through distribution reinvestment plan	$ 13,910		$ 7	13,903
Share-based compensation (in shares)	6,400
Share-based compensation	$ 156			156
Offering costs	(1,347)			(1,347)
Net income	83,924					83,924
Distributions declared	(75,626)					(75,626)
Other comprehensive income	(519)				(519)
Ending balance (in shares) at Dec. 31, 2019			43,916,815
Ending balance at Dec. 31, 2019	$ 816,805	$ (7,761)	$ 441	903,310	(978)	(85,968)	$ (7,761)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	650,034
Issuance of common stock	$ 10,862		$ 7	10,855
Common stock repurchases (in shares)			(361,829)
Common stock repurchases	(6,715)		$ (4)	(6,711)
Common stock issued through distribution reinvestment plan (in shares)			191,326
Common stock issued through distribution reinvestment plan	3,549		$ 1	3,548
Share-based compensation	39			39
Offering costs	(136)			(136)
Net income	(7,400)					(7,400)
Distributions declared	$ (20,371)					(20,371)
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13
Other comprehensive income	$ (67,607)				(67,607)
Ending balance (in shares) at Mar. 31, 2020			44,396,346
Ending balance at Mar. 31, 2020	721,265		$ 445	910,905	(68,585)	(121,500)
Beginning balance (in shares) at Dec. 31, 2019			43,916,815
Beginning balance at Dec. 31, 2019	816,805	(7,761)	$ 441	903,310	(978)	(85,968)	(7,761)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	414
Ending balance (in shares) at Jun. 30, 2020			44,395,816
Ending balance at Jun. 30, 2020	753,596		$ 445	910,706	(28,266)	(129,289)
Beginning balance (in shares) at Dec. 31, 2019			43,916,815
Beginning balance at Dec. 31, 2019	816,805	$ (7,761)	$ 441	903,310	(978)	(85,968)	$ (7,761)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			650,034
Issuance of common stock	10,886		$ 6	10,880
Common stock repurchases (in shares)			(579,467)
Common stock repurchases	(10,259)		$ (6)	(10,253)
Common stock issued through distribution reinvestment plan (in shares)			511,899
Common stock issued through distribution reinvestment plan	$ 8,814		$ 5	8,809
Share-based compensation (in shares)	10,770
Share-based compensation	$ 193			193
Offering costs	(214)			(214)
Net income	54,746					54,746
Distributions declared	$ (67,488)					(67,488)
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13
Other comprehensive income	$ (7,278)				(7,278)
Ending balance (in shares) at Dec. 31, 2020			44,510,051
Ending balance at Dec. 31, 2020	798,444		$ 446	912,725	(8,256)	(106,471)
Beginning balance (in shares) at Mar. 31, 2020			44,396,346
Beginning balance at Mar. 31, 2020	721,265		$ 445	910,905	(68,585)	(121,500)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	25			25
Common stock repurchases (in shares)			(11,306)
Common stock repurchases	(192)			(192)
Common stock issued through distribution reinvestment plan (in shares)			6
Common stock issued through distribution reinvestment plan	(57)			(57)
Share-based compensation	57			57
Offering costs	(32)			(32)
Net income	7,814					7,814
Distributions declared	(15,603)					(15,603)
Other comprehensive income	40,319				40,319
Ending balance (in shares) at Jun. 30, 2020			44,395,816
Ending balance at Jun. 30, 2020	753,596		$ 445	910,706	(28,266)	(129,289)
Beginning balance (in shares) at Dec. 31, 2020			44,510,051
Beginning balance at Dec. 31, 2020	798,444		$ 446	912,725	(8,256)	(106,471)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock repurchases (in shares)			(521,796)
Common stock repurchases	(9,147)		$ (5)	(9,142)
Common stock issued through distribution reinvestment plan (in shares)			147,404
Common stock issued through distribution reinvestment plan	2,585		$ 2	2,583
Share-based compensation	55			55
Offering costs	(21)			(21)
Net income	30,146					30,146
Distributions declared	(15,644)					(15,644)
Other comprehensive income	8,042				8,042
Ending balance (in shares) at Mar. 31, 2021			44,135,659
Ending balance at Mar. 31, 2021	814,460		$ 443	906,200	(214)	(91,969)
Beginning balance (in shares) at Dec. 31, 2020			44,510,051
Beginning balance at Dec. 31, 2020	798,444		$ 446	912,725	(8,256)	(106,471)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	60,156
Ending balance (in shares) at Jun. 30, 2021			44,284,833
Ending balance at Jun. 30, 2021	831,276		$ 444	908,689	0	(77,857)
Beginning balance (in shares) at Mar. 31, 2021			44,135,659
Beginning balance at Mar. 31, 2021	$ 814,460		$ 443	906,200	(214)	(91,969)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	504
Common stock repurchases (in shares)			(3,784)
Common stock repurchases	$ (66)			(66)
Common stock issued through distribution reinvestment plan (in shares)			141,270
Common stock issued through distribution reinvestment plan	2,524		$ 1	2,523
Share-based compensation	53			53
Offering costs	(21)			(21)
Net income	30,010					30,010
Distributions declared	(15,898)					(15,898)
Other comprehensive income	214				214
Ending balance (in shares) at Jun. 30, 2021			44,284,833
Ending balance at Jun. 30, 2021	$ 831,276		$ 444	$ 908,689	$ 0	$ (77,857)